CONCESSIONS PAYABLE - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Concessions Payable And Judicial Deposits [line items]
Judicial deposits	R$ 27,897	R$ 26,064